As filed with the Securities and Exchange Commission on February 24, 2017


                                                           File Nos.    2-48227
                                                                      811-02383

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF l933

                          Pre-Effective Amendment No.

                       Post-Effective Amendment No. 162 X

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 140 X

                               AB BOND FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

             1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                EMILIE D. WRAPP
                             AllianceBernstein L.P.
                          1345 Avenue of the Americas
                            New York, New York l0105
                    (Name and address of agent for service)

                          Copies of communications to:
                                 PAUL M. MILLER
                              Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

     [_] immediately upon filing pursuant to paragraph (b)
     [X] on March 14, 2017 pursuant to paragraph (b)
     [_] 60 days after filing pursuant to paragraph (a)(1)
     [_] on (date) pursuant to paragraph (a)(1)
     [_] 75 days after filing pursuant to paragraph (a)(2)
     [_] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This Post-Effective Amendment No. 162 under the Securities Act of 1933, as amended (the "Securities Act") (Amendment No. 140 under the Investment Company Act of 1940, as amended), to the registration statement on Form N-1A (the "Registration Statement") of AB Bond Fund, Inc. (the "Registrant") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until March 14, 2017, the effectiveness of Registrant's Post-Effective Amendment No. 156 relating solely to the Advisor Class shares of AB Performance Fee Series--International Bond Portfolio (formerly, AB International Bond Portfolio), filed on December 29, 2016, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 162 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 156 to the Registrant's Registration Statement.

                                   SIGNATURES
                                   ----------

           Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness to this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 24th day of February, 2017.

                                                        AB BOND FUND, INC.

                                                        By:   Robert M. Keith*
                                                              ----------------
                                                              Robert M. Keith
                                                              President

           Pursuant to the requirements of the Securities Act of 1933, as amended this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

       Signature                       Title                      Date
       ---------                       -----                      ----

1) Principal Executive Officer:

       Robert M. Keith*                President and Chief     February 24, 2017
       ----------------                Executive Officer
       Robert M. Keith


2) Principal Financial
       And Accounting Officer:

       /s/ Joseph J. Mantineo          Treasurer and Chief     February 24, 2017
       ----------------------          Financial Officer
           Joseph J. Mantineo

3) Directors:

       John H. Dobkin*
       Michael J. Downey*
       William H. Foulk, Jr.*
       D. James Guzy*
       Nancy P. Jacklin*
       Robert M. Keith*
       Carol C. McMullen*
       Garry L. Moody*
       Marshall C. Turner, Jr.*
       Earl D. Weiner*

*By: /s/ Eric C. Freed                                         February 24, 2017
     -----------------
         Eric C. Freed
         (Attorney-in-fact)